Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activities
The following table summarizes the stock option activity:

	For the Year Ended March 31
	2023		2024		2025
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,347,100	¥4,094	3,303,600	¥4,111	3,180,900	¥4,136
Exercised	(43,500)	2,802	(122,700)	3,464	(12,000)	3,712
As of end of the year	3,303,600	4,111	3,180,900	4,136	3,168,900	4,138

Summary of Weighted Average Fair Value of Awards at Grant Date
The weighted average fair value of the award points/units at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2023	2024	2025
BIP:
Weighted average fair value at grant date	¥3,759	¥4,527	¥4,192
ESOP:
Weighted average fair value at grant date	3,759	4,527	4,192
Equity-Settled LTIP:
Weighted average fair value at grant date	1,909 (USD14.09 in contractual currency)	2,273 (USD15.71 in contractual currency)	2,092 (USD13.00 in contractual currency)

Schedule of Award Activity related to Other Awards
The following table summarizes the award activity related to the BIP (the number of award points) (1 award point represents 1 share of the Company's common stock), ESOP (the number of award points) (1 award point represents 1 share of the Company's common stock) and Equity-settled LTIP (the number of award units) (1 award unit represents 1 share of the ADS). One ADS equals 0.5 of the Company's common stock:

	For the Year Ended March 31
	2023			2024			2025
	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	1,216,361	3,372,452	40,861,734	1,311,989	773,844	59,752,598	1,199,972	746,762	65,410,484
Granted	544,491	450,340	38,897,622	338,189	363,559	36,531,621	331,999	363,868	44,722,656
Forfeited/expired before vesting	(13,554)	(96,015)	(4,682,948)	—	(39,545)	(4,747,804)	—	(98,350)	(10,023,316)
Vested	(435,309)	(2,949,200)	(15,237,880)	(450,206)	(351,096)	(25,916,216)	(461,783)	(346,903)	(29,843,482)
Transfer to Cash-Settled LTIP	—	—	(85,930)	—	—	(209,715)	—	—	—
Transfer to Cash-Settled RSU	—	(3,733)	—	—	—	—	—	—	—
At end of the year	1,311,989	773,844	59,752,598	1,199,972	746,762	65,410,484	1,070,188	665,377	70,266,342
The following table summarizes the award activity related to the PSARs (the number of awards) (1 award represents 1 share of the Company's common stock) :

	For the Year Ended March 31
	2023		2024		2025
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	1,471,095	¥5,481	217,530	¥5,956	—	¥—
Forfeited/expired after vesting	(1,253,565)	6,054	(217,530)	6,428	—	—
As of end of the year	217,530	5,956	—	—	—	—
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company’s common stock):

	For the Year Ended March 31
	2023	2024	2025
As of the beginning of the year	317,734	—	—
Forfeited/expired before vesting	(8,208)	—	—
Vested	(313,259)	—	—
Transfer from Equity-Settled ESOP	3,733	—	—
As of the end of the year	—	—	—
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards) (1 award represents 1 ADS):

	For the Year Ended March 31
	2023	2024	2025
As of the beginning of the year	296,640	367,642	395,762
Granted	213,224	197,798	341,518
Forfeited/expired before vesting	(30,372)	(38,245)	(53,520)
Vested	(197,780)	(341,148)	(312,092)
Transfer from Equity-Settled LTIP	85,930	209,715	—
As of the end of the year	367,642	395,762	371,668